FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 08, 2021	Mar. 31, 2022	Dec. 31, 2021
Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement	$ 1,056,000
Warrant [Member] | Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of December 31, 2020			$ 13,340,717
Initial measurement			13,882,167
Change in valuation inputs or other assumptions		$ (2,078,067)	(1,576,196)
Fair value as of December 31, 2021		11,262,650
Warrant [Member] | Recurring | Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement			1,034,746
Level 3 | Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of December 31, 2020			8,662,912
Initial measurement			9,152,167
Change in valuation inputs or other assumptions		108,967	(1,035,190)
Fair value as of December 31, 2021		8,771,879
Level 3 | Recurring | Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement			545,935
Level 3 | Warrant [Member] | Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of December 31, 2020		13,340,717
Initial measurement	13,882,167
Change in valuation inputs or other assumptions			(1,576,196)
Fair value as of December 31, 2021			13,340,717
Level 3 | Warrant [Member] | Recurring | Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement			1,034,746
Level 3 | Public Warrants [Member] | Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of December 31, 2020		4,677,805
Initial measurement	4,730,000
Change in valuation inputs or other assumptions			(541,006)
Fair value as of December 31, 2021			4,677,805
Level 3 | Public Warrants [Member] | Recurring | Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement			488,811
Level 3 | Private Placement Warrants [Member] | Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of December 31, 2020		8,662,912
Initial measurement	$ 9,152,167
Change in valuation inputs or other assumptions			(1,035,190)
Fair value as of December 31, 2021			8,662,912
Level 3 | Private Placement Warrants [Member] | Recurring | Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement			545,935
Level 1 | Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of December 31, 2020			4,677,805
Initial measurement			4,730,000
Change in valuation inputs or other assumptions		(2,187,034)	(541,006)
Fair value as of December 31, 2021		$ 2,490,771
Level 1 | Recurring | Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement			$ 488,811